Presentation of Financial Statements and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Presentation of Financial Statements and Summary of Significant Accounting Policies
2.	Presentation of Financial Statements and Summary of Significant Accounting Policies

The Company’s consolidated financial statements (“financial statements”) were prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The presentation currency of the Company’s financial statements is the Brazilian Real (“R$”), which is the Company’s functional currency.

The Company and its subsidiaries applied the accounting policies described below in a consistent manner for all years presented in the financial statements.

a. Recognition of Revenue

Revenue of sales and services rendered is measured at the value of the consideration that the Company’s subsidiaries expect to be entitled to, net of sales returns, discounts, amortization of contractual assets with customers and other deductions, if applicable, being recognized as the entity fulfills its performance obligation. At Ipiranga, the revenue from sales of fuels and lubricants is recognized when the products are delivered to gas stations and to large consumers. At Ultragaz, revenue from sales of LPG is recognized when the products are delivered to customers at home, to independent dealers and to industrial and commercial customers. At Extrafarma, the revenue from sales of pharmaceuticals is recognized when the products are delivered to end user customers in own drugstores and when the products are delivered to independent resellers. At Oxiteno, the revenue from sales of chemical products is recognized when the products are delivered to industrial customers, depending of the freight mode of delivery. At Ultracargo, the revenue provided from storage services is recognized as services are performed. The breakdowns of revenues from sales and services are shown in Notes 26 and 32.

Amortization of contractual assets with customers for the exclusive rights in Ipiranga’s reseller service stations and the bonuses paid in performance obligation sales are recognized in the income statement as a deduction of the revenue from sale according to the conditions established in the agreements which is reviewed as per the changes occurred in the agreements (see Notes 2.f and 11).

The am/pm franchising upfront fee received by Ipiranga is deferred and recognized in profit or loss on the straight-line accrual basis throughout the terms of the agreements with the franchisees. For more information, see Note 23.a.

Deferred revenue from loyalty program is recognized in the income statement when the points are redeemed, on which occasion the costs incurred are also recognized in profit or loss. Deferred revenue of unredeemed points is also recognized in profit or loss when points expire. For more information, see Note 23.b.

Costs of products sold and services provided include goods (mainly fuels, lubricants, LPG, and pharmaceutical products), raw materials (chemicals and petrochemicals) and production, distribution, storage, and filling costs.

Research and development expenses are recognized in the statements of profit or loss and amounted to R$ 63,085 in 2018 (R$ 55,836 in 2017 and R$ 50,129 in 2016).

b. Cash and Cash Equivalents

Includes cash, banks deposits, and short-term, highly-liquid investments that are readily convertible into a known amount of cash and are subject to an insignificant risk of change in value. See Note 4.a for further details on cash and cash equivalents of the Company and its subsidiaries.

c. Financial Assets

The Company and its subsidiaries evaluated the classification and measurement of financial assets based on its business model of financial assets as follows:

•

Amortized cost: financial assets held in order to collect contractual cash flows, solely principal and interest. The interest earned and the foreign currency exchange variation are recognized in profit or loss, and balances are stated at acquisition cost plus the interest earned, using the effective interest rate method. Financial investments in guarantee of loans are classified as amortized cost.

•

Measured at fair value through other comprehensive income: financial assets that are acquired or originated for the purpose of collecting contractual cash flows or selling financial assets. The balances are stated at fair value, and the interest earned and the foreign currency exchange variation are recognized in profit or loss. Differences between fair value and initial amount of financial investments plus the interest earned are recognized in equity in other comprehensive income in the “Valuation adjustments”. Accumulated gains and losses recognized in equity are reclassified to profit or loss at the time of their settlement. Substantially the financial investments in Bank Certificates of Deposit (“CDB”) and repurchase agreements are classified as measured at fair value through other comprehensive income.

•

Measured at fair value through profit or loss: financial assets that were not classified as amortized cost or measured at fair value through other comprehensive income. The balances are stated at fair value and both the interest earned and the exchange variations and changes in fair value are recognized in the income statement. Investment funds and derivatives are classified as measured at fair value through profit or loss.

The Company and its subsidiaries use financial instruments for hedging purposes, applying the concepts described below:

•

Hedge accounting—fair value hedge: financial instruments used to hedge exposure to changes in the fair value of an item, attributable to a particular risk, which can affect the entity’s profit or loss. In the initial designation of the fair value hedge, the relationship between the hedging instrument and the hedged item is documented, including the objectives of risk management, the strategy in conducting the transaction, and the methods to be used to evaluate its effectiveness. Once the fair value hedge has been qualified as effective, the hedge item is also measured at fair value. Gains and losses from hedge instruments and hedge items are recognized in profit or loss. The hedge accounting must be discontinued when the hedge becomes ineffective.

•

Hedge accounting—cash flow hedge: financial instruments used to hedge the exposure to variability in cash flows that is attributable to a risk associated with an asset or liability or highly probable transaction or firm commitment that may affect the statements of profit or loss. The portion of the gain or loss on the hedging instrument that is determined to be effective relating to the effects of exchange rate effect, is recognized directly in equity in accumulated other comprehensive income as “Valuation adjustments” while the ineffective portion is recognized in profit or loss. Gains or losses on the hedging instrument relating to the effective portion of this hedge that had been recognized directly in accumulated other comprehensive income shall be recognized in the statements of profit or loss in the period in which the hedged item is recognized in profit or loss or as initial cost of non- financial assets, in the same line of the statement that the hedged item is recognized. The hedge accounting shall be discontinued when (i)the hedging relationship is canceled; (ii) the hedging instrument expires; and (iii) the hedging instrument no longer qualifies for hedge accounting. When hedge accounting is discontinued, gains and losses recognized in equity in other comprehensive income are reclassified to statements of profit or loss in the period which the hedged item is recognized in profit or loss. If the transaction hedged is canceled or is not expected to occur, the cumulative gains and losses in equity in other comprehensive income shall be recognized immediately in profit or loss.

•

Hedge accounting—hedge of net investments in foreign operation: financial instruments used to hedge exposure on net investments in foreign subsidiaries due to the fact that the local functional currency is different from the functional currency of the Company. The portion of the gain or loss on the hedging instrument that is determined to be effective, referring to the exchange rate effect, is recognized directly in equity in accumulated other comprehensive income as cumulative translation adjustments, while the ineffective portion and the operating costs are recognized in the statements of profit or loss. The gain or loss on the hedging instrument that has been recognized directly in accumulated other comprehensive income shall be recognized in the statements of profit or loss when the disposal of the foreign subsidiary occurs.

For further detail on financial instruments of the Company and its subsidiaries, see Note 33.

d. Trade Receivables and Reseller Financing

Trade receivables are recognized at the amount invoiced of the counterparty that the Company subsidiaries are entitled. The estimated losses take into account, at the initial recognition of the contract, the expected losses for the next 12 months and for the lifetime of the contract when the deterioration or improvement of the customers’ credit quality (see Notes 5 and 33.d.3), considering the customers’ characteristics in each business segment. The amount of the expected credit losses is deemed by management to be sufficient to cover any probable loss on realization of trade receivables.

e. Inventories

Inventories are stated at the lower of acquisition cost or net realizable value (see Note 6). The cost value of inventory is measured using the weighted average cost and includes the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production. Estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. Subsequent events related to the fluctuation of prices and costs are also considered, if relevant. If net realizable values are below inventory costs, a provision corresponding to this difference is recognized. Provisions are also made for obsolescence of products, materials, or supplies that (i) do not meet its subsidiaries’ specifications, (ii) have exceeded their expiration date, or (iii) are considered slow-moving inventory. This classification is made by management with the support of its industrial and operations teams.

f. Contractual assets with customers – exclusive rights

Exclusive rights disbursements as provided in Ipiranga’s agreements with reseller service stations and major consumers are recognized as contractual assets when paid and amortized according to the conditions established in the agreements (see Note 2.a and 11).

g. Investments

Investments in associates and joint ventures are accounted for under the equity method of accounting in the financial statements (see Note 12 items b and c). An associate is an investment, in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control. A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement, which establish that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

h. Property, Plant, and Equipment

Property, plant, and equipment is recognized at acquisition or construction cost, including financial charges incurred on property, plant, and equipment under construction, as well as qualifying maintenance costs resulting from scheduled plant outages and estimated costs to remove, to decommission, or to restore assets (see Notes 2.n and 20), less accumulated depreciation and, when applicable, less provision for losses (see Note 13).

Depreciation is calculated using the straight-line method, over the periods mentioned in Note 13, taking into account the estimated useful lives of the assets, which are reviewed annually.

Leasehold improvements are depreciated over the shorter of the lease contract term and useful life of the property.

i. Leases

•	Finance Leases

Certain lease contracts transfer substantially all the risks and benefits associated with the ownership of an asset to the subsidiaries. These contracts are characterized as finance leases, and assets thereunder are capitalized at lease commencement at their fair value or, if lower, present value of the minimum lease payments under the contracts. The items recognized as assets are depreciated and amortized using the lower of the straight-line method over the useful lives applicable to each group of assets or the contract terms, as mentioned in Notes 13 and 14. Financial charges under the finance lease contracts are allocated to profit or loss over the lease contract term, based on the amortized cost and the effective interest rate method of the related lease obligation (see Notes 2.l and 15.i).

•	Operating Leases

There are lease transactions where the risks and benefits associated with the ownership of the asset are not transferred and where there is no purchase option, or the purchase option at the end of the contract is equivalent to the market value of the leased asset. Payments made under an operating lease contract are recognized as cost or expense in the income statement on a straight-line basis over the term of the lease contract (see Note 34.c).

j. Intangible Assets

Intangible assets include assets acquired by the Company and its subsidiaries from third parties, according to the criteria below (see Note 14):

•

Goodwill is shown as intangible assets corresponding to the positive difference between the amount paid or payable to the seller and the fair value of the identified assets and liabilities assumed of the acquired entity. Goodwill is tested annually for impairment. Goodwill is allocated to the business segments, which represent the lowest level that goodwill is monitored for impairment testing purposes (see Note 14.a).

•

Other intangible assets acquired from third parties, such as software, technology, and commercial property rights, are measured at the total acquisition cost and amortized using straight-line method, over the periods mentioned in Note 14, taking into account their useful lives, which are reviewed annually.

The Company and its subsidiaries have not recognized intangible assets that were generated internally. The Company and its subsidiaries have goodwill and brands acquired in business combinations, which are evaluated as intangible assets with indefinite useful life (see Note 14 items a and e).

k. Other Assets

Other assets are stated at the lower of cost and realizable value, including, if applicable, interest earned, monetary changes and changes in exchange rates incurred or less a provision for loss and, if applicable, adjustment to present value.

l. Financial Liabilities

The Company and its subsidiaries’ financial liabilities include trade payables and other payables, loans, debentures, finance leases and derivative financial instruments. Financial liabilities are classified as “financial liabilities at fair value through profit or loss” or “financial liabilities at amortized cost”. The financial liabilities at fair value through profit or loss refer to derivative financial instruments, subscription warrants—indemnification, and financial liabilities designated as hedged items in a fair value hedge relationship upon initial recognition (see Note 2.c – Fair Value Hedge). The financial liabilities at amortized cost are stated at the initial transaction amount plus related charges and net of amortization and transaction costs. The charges are recognized in profit or loss using the effective interest rate method.

Transaction costs incurred and directly attributable to the activities necessary for contracting loans or for issuing bonds, as well as premiums and discounts upon issuance of debentures and other debt, are allocated to the instrument and amortized to profit or loss over its term, using the effective interest rate method (see Note 15.j).

m. Income and Social Contribution Taxes on Income

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates. For the calculation of current IRPJ and CSLL, the value of tax incentives is also considered. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for IRPJ and 9% for CSLL. For further details about recognition and realization of IRPJ and CSLL, see Note 9.

For purposes of disclosure, deferred tax assets were offset against the deferred tax liability, IRPJ and CSLL, in the same taxable entity and the same tax authority.

n. Provision for Asset Retirement Obligation – Fuel Tanks

The subsidiary Ipiranga has the legal obligation to remove the underground fuel tanks located at Ipiranga-branded service stations after a certain period. The estimated cost of the obligation to remove these fuel tanks is recognized as a liability when the tanks are installed. The estimated cost is recognized in property, plant, and equipment and depreciated over the respective useful lives of the tanks. The amounts recognized as a liability accrue interest using the National Consumer Price Index (“IPCA”) until the respective tank is removed (see Note 20). An increase in the estimated cost of the obligation to remove the tanks could result in negative impact in future results. The estimated removal cost is reviewed and updated annually or when there is significant change in its amount and change in the estimated costs are recognized in statements of profit or loss when they become known.

o. Provisions for Tax, Civil, and Labor Risks

A provision for tax, civil and labor risks is recognized for quantifiable risks, when the chance of loss is more-likely-than-not in the opinion of management and internal and external legal counsel, and the amounts are recognized based on the evaluation of the outcomes of the legal proceedings (see Note 21).

p. Post-Employment Benefits

Post-employment benefits granted and to be granted to employees, retirees, and pensioners are based on an actuarial calculation prepared by an independent actuary and reviewed by management, using the projected unit credit method (see Note 19.b). The actuarial gains and losses are recognized in equity in cumulative other comprehensive income.

q. Other Liabilities

Other liabilities are stated at known or measurable amounts plus, if applicable, related charges, and changes in exchange rates incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

r. Foreign Currency Transactions

Foreign currency transactions carried out by the Company or its subsidiaries are remeasured into their functional currency at the exchange rate prevailing at the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate at the date of the financial statements. The effect of the difference between those exchange rates is recognized in the statements of profit or loss until the conclusion of each transaction.

s. Basis for Translation of Financial Statements of Foreign Subsidiaries

s.1. Subsidiaries with administrative autonomy

Assets and liabilities of the foreign subsidiaries, denominated in currencies other than that of the Company (functional currency: Brazilian Real), which have administrative autonomy, are translated using the exchange rate at the date of the financial statements. Revenues and expenses are translated using the average exchange rate of each year and equity is translated at the historical exchange rate of each transaction affecting equity. Gains and losses resulting from changes in these foreign investments are directly recognized in equity in cumulative other comprehensive income in the “cumulative translation adjustments” and will be recognized in profit or loss if these investments are disposed of. The balance in cumulative other comprehensive income on December 31, 2018 was a gain of R$ 65,857 (gain of R$ 53,061 on December 31, 2017)—see Note 25.g.2.

The foreign subsidiaries with functional currency different from the Company and which have administrative autonomy are listed below:

Subsidiary	Functional currency	Location
Oxiteno México S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Corporativos S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Industriales S.A. de C.V.	Mexican Peso	Mexico
Oxiteno USA LLC	U.S. Dollar	United States
Oxiteno Uruguay S.A. (i)	U.S. Dollar	Uruguay
Oxiteno Andina, C.A. (ii)	Bolivar Soberano	Venezuela

(i)

The subsidiary Oxiteno Uruguay S.A. (“Oxiteno Uruguay”) determined its functional currency as the U.S. dollar (“US$”), as its inventory sales, purchases of raw material inputs, and financing activities are performed substantially in this currency.

(ii)

According the definition and general guidance of IAS 29, the characteristics of the economic environment of Venezuela indicate that this country is a hyperinflationary economy. As a result, the financial information of Oxiteno Andina, C.A. (“Oxiteno Andina”) was adjusted by the Venezuelan Consumer Price Index.

On August 20, 2018, the Venezuelan Central Bank put into effect the currency conversion (elimination of five zeros of the currency) and the Bolivar Soberano (“VES”). This implies a change in the monetary scale to simplify commercial transactions and accounting records, being the Bolivar Soberano traded as of December 31, 2018 at the variable exchange rate of 636.58 VES/US$ for sale and 638.18 VES/US$ for purchase.

Due to the economic and political situation in Venezuela and the uncertainty of its assets realization by Oxiteno S.A. Indústria e Comércio (”Oxiteno S.A.”), the Company’s management recognized an impairment loss for subsidiary Oxiteno Andina in the amount of R$ 5,565, as shown below:

Current assets
Cash and cash equivalents	1,703
Trade receivables	290
Inventories	985
Other receivables	160

3,138
Non-current assets
Property, plant, and equipment, net	2,427

Total of impairment loss	5,565

s.2. Subsidiaries without self-administrative autonomy

Assets and liabilities of the other foreign subsidiaries, which do not have administrative autonomy, are considered an extension of the activities of their parent company and are translated using the exchange rate at the date of the financial statements. Gains and losses resulting from changes in these foreign investments are directly recognized as financial result. The gain recognized in statements of profit or loss in 2018 amounted to R$ 4,090 (R$ 7,368 gain in 2017 and R$ 3,425 gain in 2016).

t. Use of Estimates, Assumptions and Judgments

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting and disclosure of certain assets, liabilities, and profit or loss. Therefore, the Company and subsidiaries’ management use the best information available at the date of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The estimates and assumptions are reviewed periodically.

t.1 Judgments

Information on the judgments is included: in the determination of control in subsidiaries (Notes 2.g, 2.s.1 and 3), the determination of joint control in joint venture (Notes 2.g, 12.b and 12.c) and the determination of significant influence in associates (Notes 2.g and 12.b).

t.2 Uncertainties related to the assumptions and estimates

The information regarding uncertainties related to the assumptions and estimates are included: in determining the fair value of financial instruments (Notes 2.c, 2.l, 4, 15 and 33), the determination of the estimated losses on doubtful accounts (Notes 2.d, 5 and 33.d.3), the determination of provisions for losses of inventories (Notes 2.e and 6), the determination of deferred IRPJ and CSLL amounts (Notes 2.m and 9.a), , the determination of exchange rate used to translation of Oxiteno Andina’ information (Note 2.s.1.ii), the useful lives of property, plant, and equipment (Notes 2.h and 13), the useful lives of intangible assets, and the determination of the recoverable amount of goodwill (Notes 2.j and 14.a), provisions for assets retirement obligations (Notes 2.n and 20), provisions for tax, civil, and labor risks (Notes 2.o and 21), estimates for the preparation of actuarial reports (Notes 2.p and 19.b) and the determination of fair value of subscription warrants – indemnification (Notes 24 and 33.j). The actual result of the transactions and information may differ from their estimates.

u. Impairment of Assets

The Company and its subsidiaries review, in every reporting period, the existence of any indication that an asset may be impaired and annually test intangible assets with undefined useful life. If there is an indication, the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash inflow from continuous use and that are largely independent of cash flows of other assets (cash generating units “CGU”). The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling costs and their value in use.

The fair value less costs to sell is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors were considered. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying value exceeds the fair value of these assets. Losses for impairment of assets are recognized in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses may be reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

As of December 31, 2018 and 2017, the Company recognized an impairment loss for subsidiary Oxiteno Andina (see Note 2.s.1.ii). For the year ended December 31, 2016, the Company recognized an impairment loss in the amount of R$ 2,114, which correspond to R$ 1,695 related to goodwill and R$ 419 related to other intangible assets, from subsidiary Oxiteno Andina.

v. Business Combination

A business combination is accounted applying the acquisition method. The cost of the acquisition is measured based on the consideration transferred and to be transferred, measured at fair value at the acquisition date. In a business combination, the assets acquired and liabilities assumed are measured in order to classify and allocate them accordingly to the contractual terms, economic circumstances and relevant conditions on the acquisition date. The non-controlling interest in the acquiree is measured based on its interest in identifiable net assets acquired. Goodwill is measured as the excess of the consideration transferred and to be transferred over the fair value of net assets acquired (identifiable assets and liabilities assumed, net). After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing purposes, goodwill is allocated to the Company’s operating segments. When the cost of the acquisition is lower than the fair value of net assets acquired, a gain is recognized directly in the statement of profit or loss in the year. Costs related to the acquisition are recorded in the statement of profit or loss when incurred.

w. Statements of Cash Flows Indirect Method

The Company and its subsidiaries present the interest paid on loans and debentures in financing activities. The Company and its subsidiaries present financial investments on a net basis of income and redemptions in the investing activities.

x. Adoption of the Pronouncements Issued by IASB

The following standards, amendments, and interpretations to IFRS were issued by the IASB, which are effective as of January 1, 2018:

•

IFRS 9—Financial instrument classification and measurement: includes new requirements for the classification and measurement of financial assets and liabilities, derecognition requirements, new impairment methodology for financial instruments, and new hedge accounting guidance.

•	IFRS 15—Revenue from contracts with customers: establish the principles of nature, amount, timing and uncertainty of revenue and cash flow arising from a contract with a customer.

The Company and its subsidiaries disclose below the information of the impacts of the adoption of IFRS 9 and 15 and reclassifications to the better presentation of the financial statements.

(1) IFRS 9 adoption—Financial instruments

a)	Classification and measurement of financial instruments

The Company and its subsidiaries evaluated the classification and measurement of financial instruments and, based on its business model, concluded that the objective is achieved, collecting contractual cash flows and selling financial assets (hold for collection and sell). Accordingly, primarily the financial assets are classified as measured at fair value through other comprehensive income. Funds that are classified as measured at fair value through profit or loss and financial investments given as collateral for loans that are stated at amortized cost (see Note 2.c).

	2017
	Classification as previously reported according to IAS 39		New classification according to IFRS 9
	Category	Carrying value	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost
Financial assets:
Cash and cash equivalents
Cash and bank deposits	Loans and receivables	147,926	—	—	147,926
Financial investments in local currency	Measured at fair value through profit or loss	4,821,605	—	4,821,605	—
Financial investments in foreign currency	Measured at fair value through profit or loss	32,473	32,473	—	—
Financial investments:
Fixed-income securities and funds in local currency	Available for sale	68,742	—	2,720	66,022
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	1,076,849	1,076,849	—	—
Fixed-income securities and funds in local currency	Held to maturity	7,449	—	—	7,449
Fixed-income securities and funds in foreign currency	Available for sale	129,131	—	129,131	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	85,753	85,753	—	—

Total		6,369,928	1,195,075	4,953,456	221,397

b)	Estimated losses on doubtful accounts

The Company and its subsidiaries assessed the estimated credit losses on doubtful accounts on trade receivables, taking into account, at the initial recognition of the contract, the expected losses for the next 12 months and for the lifetime of the contract when the deterioration or improvement of customers’ credit quality (see Note 2.d).

c)	Derivative financial instruments

For derivative financial instruments, the Company and its subsidiaries keep applying IAS 39.

(2) IFRS 15 adoption—Revenue recognition from contracts with customers

The Company and its subsidiaries evaluated all the stages for the recognition of their revenues from contracts with customers.

In relation to the presentation in the income statement, the Company and its subsidiaries evaluated that certain expenses, allocated as selling and marketing until December 31, 2017, should be better presented as a reduction of revenue, substantially in relation to the amortization expenses of exclusive contracts to operate Ipiranga service station.

The Company and its subsidiaries adopted retrospectively the impacts of the IFRS 9 and 15 using the “full retrospective method”.

(3) Reclassifications

The following reclassifications were made in the financial statements to keep consistency with the criteria adopted in 2018: i) in the statements of financial position the reclassification between property, plant, and equipment and intangible assets related to the participation of subsidiary Cia. Ultragaz in the acquisition of LPG tanks and bottles for its resellers; and ii) in the statements of profit or loss the segregation of sales and purchase taxes between the revenue from sales and services and the cost of products.

(4) Retrospective effect of the fair value related to CBLSA acquisition

As required by item 45 of IFRS 3, the Company is presenting the retrospective effects of the fair value of assets in the statements of financial position as of December 31, 2017, related to the conclusion of the purchase price allocation from the association with Chevron Brasil Lubrificantes S.A. (“CBLSA”) -see Note 3.c.

The tables below summarize the effects of the IFRS 9 and 15 adoption and reclassifications on statements of financial position, statements of profit or loss and statements of cash flow:

2. x.1 Adoption of the Pronouncements as of January 1, 2017

Statements of Financial Position

Assets	As previously reported – 12/31/2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 1/1/2017
Current assets
Trade receivables and reseller financing	3,502,322	(84,713)	(29,442)	—	3,388,167
Inventories	2,761,207	—	20,170	—	2,781,377
Contractual assets with customers – exclusive rights	—	—	448,316	—	448,316
Other current assets	6,748,267	—	—	—	6,748,267

Total current assets	13,011,796	(84,713)	439,044	—	13,366,127

Non-current assets
Contractual assets with customers – exclusive rights	—	—	989,768	—	989,768
Deferred income and social contribution taxes	417,344	28,802	13,472	—	459,618
Other non-current assets	1,429,262	—	—	—	1,429,262

Total long term assets	1,846,606	28,802	1,003,240	—	2,878,648

Investments	141,687	—	—	—	141,687
Property, plant, and equipment	5,787,982	—	—	8,436	5,796,418
Intangible assets	3,371,599	—	(1,471,527)	(8,436)	1,891,636

Total non-current assets	11,147,874	28,802	(468,287)	—	10,708,389

Total assets	24,159,670	(55,911)	(29,243)	—	24,074,516

Liabilities	As previously reported – 12/31/2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 1/1/2017
Current liabilities
Taxes payable	171,033	—	(2,647)	—	168,386
Other current liabilities	5,315,913	—	—	—	5,315,913

Total current liabilities	5,486,946	—	(2,647)	—	5,484,299

Non-current liabilities
Total non-current liabilities	10,114,166	—	—	—	10,114,166

Equity
Profit reserves	4,466,392	(55,831)	(26,596)	—	4,383,965
Other equity items	4,061,231	—	—	—	4,061,231

Equity attributable to:
Shareholders of the Company	8,527,623	(55,831)	(26,596)	—	8,445,196
Non-controlling interests in subsidiaries	30,935	(80)	—	—	30,855

Total equity	8,558,558	(55,911)	(26,596)	—	8,476,051

Total liabilities and equity	24,159,670	(55,911)	(29,243)	—	24,074,516

Statements of Profit or Loss

	As previously reported – 2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2016
Net revenue from sales and services	77,352,955	—	(471,115)	(141,807)	76,740,033
Cost of products and services sold	(70,342,723)	—	3,971	141,807	(70,196,945)

Gross profit	7,010,232	—	(467,144)	—	6,543,088
Operating income (expenses)
Selling and marketing	(2,651,501)	(44,074)	475,382	—	(2,220,193)
Other operating income (expenses) items	(1,253,021)	—	—	—	(1,253,021)

Operating income before financial income (expenses) and share of profit of joint ventures and associates	3,105,710	(44,074)	8,238	—	3,069,874
Financial result, net	(842,576)	—	—	—	(842,576)
Share of profit of joint ventures and associates	7,476	—	—	—	7,476

Income before income and social contribution taxes	2,270,610	(44,074)	8,238	—	2,234,774

Income and social contribution taxes
Current	(800,497)	—	—	—	(800,497)
Deferred	100,505	14,835	(2,801)	—	112,539

	(699,992)	14,835	(2,801)	—	(687,958)
Net income for the year	1,570,618	(29,239)	5,437	—	1,546,816

Net income for the year attributable to:
Shareholders of the Company	1,561,585	(29,189)	5,441	—	1,537,837
Non-controlling interests in subsidiaries	9,033	(50)	(4)	—	8,979
Earnings per share (based on weighted average number of shares outstanding) – R$
Basic	1.4422				1.4203
Diluted	1.4313				1.4095

Statements of Cash Flows

	As previously reported – 2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2016
Cash flows from operating activities
Net income for the year	1,570,618	(29,239)	5,437	—	1,546,816
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	(7,476)	—	—	—	(7,476)
Amortization of contractual assets with customers – exclusive rights	—	—	463,490	—	463,490
Depreciation and amortization	1,103,538	—	(475,382)	—	628,156
PIS and COFINS credits on depreciation	12,581	—	—	—	12,581
Asset retirement obligation	(2,785)	—	—	2,785	—
Interest, monetary, and foreign exchange rate variations	763,793	—	—	—	763,793
Deferred income and social contribution taxes	(100,505)	(14,835)	2,801	—	(112,539)
(Gain) loss on disposal of property, plant and equipment and intangibles	6,134	—	—	—	6,134
Estimated credit losses on doubtful accounts	—	—	—	79,983	79,983
Provision for losses in inventories	—	—	—	555	555
Provision for post-employment benefits	—	—	—	7,631	7,631
Other provisions and adjustments	(6,515)	—	5,612	—	(903)

	3,339,383	(44,074)	1,958	90,954	3,388,221
(Increase) decrease in current assets
Trade receivables and reseller financing	(326,695)	44,074	(4,115)	(86,145)	(372,881)
Inventories	(262,993)	—	—	(4,526)	(267,519)
Other current asset items	(254,774)	—	—	—	(254,774)
Increase (decrease) in current liabilities
Taxes payable	2,229	—	—	1,792	4,021
Insurance and other payables	56,811	—	—	(2,785)	54,026
Other current liabilities items	791,257	—	—	—	791,257
(Increase) decrease in non-current assets
Other non-current asset items	(211,967)	—	—	—	(211,967)
Increase (decrease) in non-current liabilities
Post-employment benefits	(40)	—	—	(7,631)	(7,671)
Other non-current liabilities items	24,647	—	—	—	24,647
Payments of contractual assets with customers – exclusive rights	—	—	(514,291)	—	(514,291)
Income and social contribution taxes paid	(644,188)	—	—	—	(644,188)

Net cash provided by operating activities	2,513,670	—	(524,789)	—	1,988,881

	As previously reported –2016	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2016
Cash flows from investing activities
Acquisition of property, plant, and equipment	(1,015,199)	—	—	(18,738)	(1,033,937)
Acquisition of intangible assets	(651,171)	—	524,789	18,738	(107,644)
Other investing activities items	(182,406)	—	—	—	(182,406)

Net cash used in investing activities	(1,848,776)	—	524,789	—	(1,323,987)

Net cash provided by financing activities	928,388	—	—	—	928,388

Effect of exchange rate changes on cash and cash equivalents in foreign currency	(22,017)	—	—	—	(22,017)
Increase in cash and cash equivalents	1,571,265	—	—	—	1,571,265

Cash and cash equivalents at the beginning of the year	2,702,893	—	—	—	2,702,893
Cash and cash equivalents at the end of the year	4,274,158	—	—	—	4,274,158

2. x.2 Adoption of the Pronouncements as of December 31, 2017

Statements of Financial Position

Assets	As previously reported – 12/31/2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	Fair value CBLSA (4)	After adoption IFRS 9 and 15 and reclassification – 12/31/2017
Current assets
Trade receivables and reseller financing	4,337,118	(157,198)	(32,026)	—	—	4,147,894
Inventories	3,491,879	—	21,698	—	133	3,513,710
Contractual assets with customers – exclusive rights	—	—	456,213	—	—	456,213
Other current assets	7,372,294	—	—	—	—	7,372,294

Total current assets	15,201,291	(157,198)	445,885	—	133	15,490,111

Non-current assets
Contractual assets with customers – exclusive rights	—	—	1,046,147	—	—	1,046,147
Deferred income and social contribution taxes	545,611	53,447	15,003	—	—	614,061
Other non-current assets	2,107,965	—	—	—	—	2,107,965

Total long term assets	2,653,576	53,447	1,061,150	—	—	3,768,173

Investments	150,194	—	—	—	—	150,194
Property, plant, and equipment	6,607,788	—	—	26,740	3,298	6,637,826
Intangible assets	3,727,473	—	(1,538,095)	(26,740)	75,404	2,238,042

Total non-current assets	13,139,031	53,447	(476,945)	—	78,702	12,794,235

Total assets	28,340,322	(103,751)	(31,060)	—	78,835	28,284,346

Liabilities	As previously reported – 12/31/2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	Fair value CBLSA (4)	After adoption IFRS 9 and 15 and reclassification – 12/31/2017
Current liabilities
Taxes payable	225,829	—	(4,300)	—	—	221,529
Other current liabilities	6,788,159	—	—		—	6,788,159

Total current liabilities	7,013,988	—	(4,300)	—	—	7,009,688

Non-current liabilities
Deferred income and social contribution taxes	38,524	—	—	—	45,118	83,642
Other non-current assets	11,566,978	—	—	—		11,566,978

Total non-current liabilities	11,605,502	—	—	—	45,118	11,650,620

Equity
Profit reserves	3,760,079	(103,468)	(26,760)	—	—	3,629,851
Valuation adjustments	159,643	—	—	—	(4,819)	154,824
Other equity items	5,461,539	—			—	5,461,539

Equity attributable to:
Shareholders of the Company	9,381,261	(103,468)	(26,760)	—	(4,819)	9,246,214
Non-controlling interests in subsidiaries	339,571	(283)		—	38,536	377,824

Total equity	9,720,832	(103,751)	(26,760)	—	33,717	9,624,038

Total liabilities and equity	28,340,322	(103,751)	(31,060)	—	78,835	28,284,346

Statements of Profit or Loss

	As previously reported – 2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification – 2017
Net revenue from sales and services	80,007,422	—	(474,628)	(302,780)	79,230,014
Cost of products and services sold	(72,735,781)	—	1,528	302,780	(72,431,473)

Gross profit	7,271,641	—	(473,100)	—	6,798,541
Operating income (expenses)
Selling and marketing	(2,885,311)	(72,485)	471,407	—	(2,486,389)
Other operating income (expenses) items	(1,519,410)	—	—	—	(1,519,410)

Operating income before financial income (expenses) and share of profit of joint ventures and associates	2,866,920	(72,485)	(1,693)	—	2,792,742
Financial result, net	(474,296)	—	—	—	(474,296)
Share of profit of joint ventures and associates	20,673	—	—	—	20,673

Income before income and social contribution taxes	2,413,297	(72,485)	(1,693)	—	2,339,119

Income and social contribution taxes
Current	(922,458)	—	—	—	(922,458)
Deferred	83,029	25,599	576	—	109,204

	(839,429)	25,599	576	—	(813,254)
Net income for the year	1,573,868	(46,886)	(1,117)	—	1,525,865

Net income for the year attributable to:
Shareholders of the Company	1,574,306	(46,825)	(976)	—	1,526,505
Non-controlling interests in subsidiaries	(438)	(61)	(141)	—	(640)
Earnings per share (based on weighted average number of shares outstanding) – R$
Basic	1.4528				1.4084
Diluted	1.4423				1.3984

Statements of Cash Flows

	As previously reported –2017	IFRS 9 adoption (1)	IFRS 15 adoption (2)	Reclassifications (3)	After adoption IFRS 9 and 15 and reclassification –2017
Cash flows from operating activities
Net income for the year	1,573,868	(46,886)	(1,117)	—	1,525,865
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	(20,673)	—	—	—	(20,673)
Amortization of contractual assets with customers – exclusive rights	—	—	463,049	—	463,049
Depreciation and amortization	1,175,951	—	(471,407)	—	704,544
PIS and COFINS credits on depreciation	13,134	—	—	—	13,134
Asset retirement obligation	(15,432)	—	—	15,432	—
Interest, monetary, and foreign exchange rate variations	854,671	—	—	—	854,671
Deferred income and social contribution taxes	(83,029)	(25,599)	(576)	—	(109,204)
(Gain) loss on disposal of property, plant and equipment and intangibles	2,242	—	—	—	2,242
Estimated credit losses on doubtful accounts	—	—	—	132,756	132,756
Provision for losses in inventories	—	—	—	(802)	(802)
Provision for post-employment benefits	—	—	—	13,968	13,968
Other provisions and adjustments	(868)	—	2,407	—	1,539

	3,499,864	(72,485)	(7,644)	161,354	3,581,089
(Increase) decrease in current assets
Trade receivables and reseller financing	(665,145)	72,485	(3,006)	(129,574)	(725,240)
Inventories	(605,757)	—	—	(727)	(606,484)
Other current asset items	30,860	—	—	—	30,860
Increase (decrease) in current liabilities
Taxes payable	34,707	—	—	(1,653)	33,054
Insurance and other payables	(33,955)	—	—	(15,432)	(49,387)
Other current liabilities items	1,216,294	—	—	—	1,216,294
(Increase) decrease in non-current assets
Other non-current asset items	(393,991)	—	—	—	(393,991)
Increase (decrease) in non-current liabilities
Post-employment benefits	13,209	—	—	(13,968)	(759)
Other non-current liabilities items	20,142	—	—	—	20,142
Payments of contractual assets with customers – exclusive rights	—	—	(529,732)	—	(529,732)
Income and social contribution taxes paid	(836,808)	—	—	—	(836,808)

Net cash provided by operating activities	2,279,420	—	(540,382)	—	1,739,038

Cash flows from investing activities
Acquisition of property, plant, and equipment	(1,262,558)	—	—	(39,629)	(1,302,187)
Acquisition of intangible assets	(801,971)	—	540,382	39,629	(221,960)
Other investing activities items	152,392	—	—	—	152,392

Net cash used in investing activities	(1,912,137)	—	540,382	—	(1,371,755)

Net cash provided by financing activities	340,349	—	—	—	340,349

Effect of exchange rate changes on cash and cash equivalents in foreign currency	20,214	—	—	—	20,214
Increase in cash and cash equivalents	727,846	—	—	—	727,846

Cash and cash equivalents at the beginning of the year	4,274,158	—	—	—	4,274,158
Cash and cash equivalents at the end of the year	5,002,004	—	—	—	5,002,004

The following standards, amendments, and interpretations to IFRS were issued by the IASB are not effective as of December 31, 2018:

Effective date
(i) IFRS 16—Lease: requires lessees’ record, in the financial statements, a liability reflecting future payments of a lease and the right to use an asset for the lease contracts, except for certain short-term leases and low asset value contracts. The criteria for recognition and measurement of leases in the financial statements of lessors are substantially maintained.	2019

(ii) Uncertainty over income tax treatments – IFRIC 23: clarifies how to apply the recognition and measurement requirements in IAS 12– when there is uncertainty over income tax treatments. In such circumstance, an entity shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, applying this interpretation.	2019

(i)	With the adoption of IFRS 16, as of the fiscal year beginning January 1, 2019, the leases contracted by the Company’s subsidiaries will impact the financial statements as follows:

•	recognition of right to use assets and lease liabilities in the balance sheet, initially measured at the present value of future lease payments;

•	recognition of amortization expenses of right to use assets and interest expenses on the lease liabilities in the financial result in the statements of profits or loss; and

•	split of the total amount of cash paid in these operations between principal and interest paid in operating activities in the statements of cash flows.

The requirements for the accounting of lessors will remain unchanged. However, in sublease cases, the intermediate lessor is required to classify its sublease operations as financial or operating leases by reference to the right of use asset arising from the principal lease rather than by reference to the underlying asset as previously required by IAS 17.

The Company selected as transition method the modified retrospective approach, with the cumulative effect of initial application of this new pronouncement recorded as an adjustment to the opening balance of equity and without restatement of comparative periods.

The new lease definitions have been applied to all identified contracts in effect on the transition date. IFRS 16 determines whether a contract contains a lease if a customer has the right to control the use of an identified asset for a period in return for consideration.

In the diagnosis of the adoption, the Company’s management, with the assistance of specialized consulting, carried out the inventory of the contracts, evaluating whether or not each agreement contains a lease in accordance with IFRS 16. This analysis identified impacts mainly related to the lease of properties from third parties, port areas and lower amounts arising from other operations where the existence of leased assets individually or combined in service contracts was identified.

As allowed in the standard, short-term leases with a term of 12 months or less, variable amounts, indefinite term and leases of low amount assets such as computers and office furniture, will maintain the recognition of their lease expenses on a straight-line basis in the statements of profit or loss.

In addition, the following practical matters will be used to transition to new lease accounting requirements:

•	application of the IFRS 16 to all contracts initiated before January 1, 2019 that were identified as leases in accordance with IAS 7 and IFRIC 4;

•	use of discount rate according to the lease term and similar characteristics;

•	contracts with a term of 12 months from the date of the initial adoption of the standard or with indefinite term will not be recorded;

•	exclusion of the initial direct costs of the measurement of the opening balance from right of use asset; and

•	options for extension of the term or termination were considered, when applicable.

The table below summarizes the range of estimated impacts on the adoption of the IFRS 16, as of January 1, 2019:

	From	To
Current assets
Prepaid expenses	(38,939)	(38,939)

Non-current assets
Prepaid expenses	(288,630)	(288,630)
Right of use assets	1,731,314	1,940,091
Intangible assets	(39,178)	(39,178)

Total assets	1,364,567	1,573,344

Current liabilities
Lease contracts payable	184,136	219,399
Non-Current liabilities
Lease contracts payable	1,180,431	1,353,945

Total liabilities	1,364,567	1,573,344

The analysis associated with the measurement and accounting of the lease agreements are substantially completed, with the definition of the following topics pending for its conclusion:

•	discount rate;

•	the cash flows payment from the lease agreements estimates for the gross or net of taxes.

Therefore, considering the existence of significant components of judgment in this standard, the management understands that there may be changes in the amounts presented above.

(ii) In the evaluation of management, no significant impacts are expected as a result of the adoption of IFRIC 23, since all the procedures adopted for the determination and collection of income taxes are supported by the legislation and precedents from Administrative and Judicial Courts.

z. Authorization for Issuance of the Financial Statements

These financial statements were authorized for issue by the Board of Directors on April 22, 2019.